RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS (Schedule of Consolidated Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	[1]	Dec. 31, 2018
ASSETS
Contract assets	$ 26,008	$ 47,079	[1]
Total current assets	199,405	238,912	[1]
Total long-term assets	51,831	51,558	[1]
Total assets	367,735	412,192	[1]
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued expenses	49,202	49,882	[1]
Advances from customers and deferred revenues	24,373	24,205	[1]
Total current liabilities	108,508	148,810	[1]
Long-term advances from customers	1,209	2,238	[1]
Total long-term liabilities	10,904	12,990	[1]
Accumulated deficit	(677,897)	(674,864)	[1]			$ (16,097)
Total shareholders' equity	248,323	250,392	[1]	$ 270,005		$ 255,169	[1]
Total liabilities and shareholders' equity	$ 367,735	412,192	[1]
As Reported [Member]
ASSETS
Contract assets		41,573
Total current assets		233,406
Long-term contract assets		0
Total long-term assets		38,678
Total assets		393,806
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued expenses		46,387
Advances from customers and deferred revenues		26,244
Total current liabilities		147,354
Long-term advances from customers		1,890
Total long-term liabilities		12,642
Accumulated deficit		(691,446)
Total shareholders' equity		233,810
Total liabilities and shareholders' equity		393,806
Adjustments [Member]
ASSETS
Contract assets		5,506
Total current assets		5,506
Long-term contract assets		12,880
Total long-term assets		12,880
Total assets		18,386
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued expenses		3,495
Advances from customers and deferred revenues		(2,039)
Total current liabilities		1,456
Long-term advances from customers		348
Total long-term liabilities		348
Accumulated deficit		16,582
Total shareholders' equity		16,582
Total liabilities and shareholders' equity		18,386
As Restated [Member]
ASSETS
Contract assets		47,079
Total current assets		238,912
Long-term contract assets		12,880
Total long-term assets		51,558
Total assets		412,192
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued expenses		49,882
Advances from customers and deferred revenues		24,205
Total current liabilities		148,810
Long-term advances from customers		2,238
Total long-term liabilities		12,990
Accumulated deficit		(674,864)
Total shareholders' equity		250,392
Total liabilities and shareholders' equity		$ 412,192

[1]	The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.